Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Interest and fees on loans	$ 41,186,000	$ 42,314,000	$ 43,301,000
Interest on due from banks	258,000	127,000	213,000
Interest on federal funds sold	0	204,000	331,000
Interest on investment securities:
U.S. Government sponsored enterprises	2,478,000	2,361,000	2,670,000
States and political subdivisions	3,146,000	2,691,000	2,915,000
Other	111,000	261,000	171,000
Total interest income	47,179,000	47,958,000	49,601,000
Interest expense:
Demand deposits, MMDA & savings deposits	2,029,000	1,962,000	1,596,000
Time deposits	752,000	947,000	909,000
FHLB borrowings	0	357,000	205,000
Junior subordinated debentures	280,000	370,000	844,000
Other	144,000	200,000	203,000
Total interest expense	3,205,000	3,836,000	3,757,000
Net interest income	43,974,000	44,122,000	45,844,000
Provision for (recovery of) loan losses	(1,163,000)	4,259,000	863,000
Net interest income after provision for loan losses	45,137,000	39,863,000	44,981,000
Non-interest income:
Service charges	3,921,000	3,528,000	4,576,000
Other service charges and fees	803,000	742,000	714,000
Gain on sale of securities	0	2,639,000	226,000
Mortgage banking income	2,505,000	2,469,000	1,264,000
Insurance and brokerage commissions	1,035,000	897,000	877,000
Appraisal management fee income	8,890,000	6,754,000	4,484,000
Gain (loss) on sale of other assets	105,000	0	(239,000)
Gain (loss) on sales and write-downs of other real estate, net	21,000	(47,000)	(11,000)
Miscellaneous	7,639,000	5,932,000	5,848,000
Total non-interest income	24,919,000	22,914,000	17,739,000
Non-interest expense:
Salaries and employee benefits	24,506,000	23,538,000	23,238,000
Occupancy	7,858,000	7,933,000	7,364,000
Professional fees	1,826,000	1,580,000	1,490,000
Advertising	536,000	787,000	1,021,000
Debit card expense	1,000,000	1,012,000	890,000
FDIC insurance	415,000	263,000	119,000
Appraisal management fee expense	7,112,000	5,274,000	3,421,000
Other	7,874,000	8,544,000	7,974,000
Total non-interest expense	51,127,000	48,931,000	45,517,000
Earnings before income taxes	18,929,000	13,846,000	17,203,000
Income tax expense	3,796,000	2,489,000	3,136,000
Net earnings	$ 15,133,000	$ 11,357,000	$ 14,067,000
Basic net earnings per share	$ 2.71	$ 2.01	$ 2.43
Diluted net earnings per share	2.63	1.95	2.36
Cash dividends declared per share	$ 0.66	$ 0.75	$ 0.66